                                                                      -------------------------------
                                                                               OMB APPROVAL
                                                                      -------------------------------
                                                                      OMB Number: 3235-0006
                                 UNITED STATES                        Expires: February 28, 1997
                      SECURITIES AND EXCHANGE COMMISSION              Estimated average burden
                            Washington, D.C. 20549                    hours per response...24.60
                                                                      -------------------------------
                                                                      -------------------------------
                                   FORM 13F                                    SEC USE ONLY
                                                                      -------------------------------

                                                                      -------------------------------

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year of Quarter Ended March 31, 2000.
                                                      --------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

      By Harbour Management, L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

      777 South Harbour Island Blvd. Suite 270    Tampa      FL        33602
--------------------------------------------------------------------------------
Business Address          (Street)                (City)    (State)    (Zip)

     (813)272-1992       John D. Stout         Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------

  Intentional misstatements or omission of facts constitute Federal Criminal
                                 Violations.
                  See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).

--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Tampa and State of Florida on the 8th day of May,
                             -----              -------        ---        ---
2000.






                                           Bay Harbour Management, L.C.
                                ------------------------------------------------
                                   (Name of Institutional Investment Manager)

                                        /s/ John D. Stout
                                ------------------------------------------------
                                (Manual Signature of Person Duly Authorized to
                                              Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after their first report.

Name:                13F File No.        Name:                13F File No.:
-------------------  ------------------  -------------------  ------------------
1.                                       6.
-------------------  ------------------  -------------------  ------------------
2.                                       7.
-------------------  ------------------  -------------------  ------------------
3.                                       8.
-------------------  ------------------  -------------------  ------------------
4.                                       9.
-------------------  ------------------  -------------------  ------------------
5.                                       10.
-------------------  ------------------  -------------------  ------------------

                                   FORM 13F

Page 1 of 2                               Name of Reporting Manager                  Bay Harbour Management
                                                                                     ----------------------
------------------------------------------------------------------------------------------------------------------------------------
      Item 1:                 Item 2:             Item 3:              Item 4:                 Item 5:
  Name of Issuer             Title of             CUSIP              Fair Market          Shares of Principal
                              Class               Number                Value                  Amount
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AMERICAN                     Common              024490104             209,833                 2,468,625
BANKNOTE CORP.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN                     Series B            024490203             200,290                 2,356,355
BANKNOTE CORP.               PFD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN                     Warrant             024490112                   0                       375
BANKNOTE CORP.
------------------------------------------------------------------------------------------------------------------------------------
ARCH                         Common              039381504          21,278,191                 2,745,573
COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA             Common              11835A105           2,851,791                   556,447
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA             8% CV                                   5,000,000                 5,000,000
CORPORATION                  Bond
------------------------------------------------------------------------------------------------------------------------------------
CASEY'S GENERAL              Common              147528103             217,500                    20,000
STORES INC.
------------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.            Common              29084Q100          28,041,111                 1,335,291
------------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.            5.75% CV            29084QAC4             900,000                 1,000,000
                             Bond
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT                 Common              419849104          15,315,550                   747,100
TELECOMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
HAWAIIAN AIRLINES,           Common              419849104           4,248,158                 1,888,070
INC.
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                       78,262,424                18,117,836
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            ------------------------
                                                                                                                  (SEC USE ONLY)
-----------------------------------------------------------------------------------------------------------------------------------
      Item 1:                       Item 6:                               Item 7:                          Item 8:
  Name of Issuer             Investment Discretion                        Managers                Voting Authority (Shares)
                                                                        See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
                         (a) Sole      (b) Shared-     (c) Shared-                                (a) Sole    (b) Shared   (c) None
                                       As Defined      Other
                                       in Instr. V.
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN                        X                                                                   X
BANKNOTE CORP.
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN                        X                                                                   X
BANKNOTE CORP.
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN                        X                                                                   X
BANKNOTE CORP.
-----------------------------------------------------------------------------------------------------------------------------------
ARCH                            X                                                                   X
COMMUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA                X                                                                   X
CORPORATION
-----------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA                X                                                                   X
CORPORATION
-----------------------------------------------------------------------------------------------------------------------------------
CASEY'S GENERAL                 X                                                                   X
STORES INC.
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.               X                                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.               X                                                                   X
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT                    X                                                                   X
TELECOMMUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
HAWAIIAN AIRLINES,              X                                                                   X
INC.
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------------------------------

FORM 13F

Page 2 of 2                                               Name of Reporting Manager           Bay Harbour Management
                                                                                              ----------------------
----------------------------------------------------------------------------------------------------------------------------
    Item 1:            Item 2:      Item 3:      Item 4:            Item 5:                       Item 6:
  Name of Issuer      Title of       CUSIP     Fair Market    Shares of Principal           Investment Discretion
                       Class        Number       Value              Amount
----------------------------------------------------------------------------------------------------------------------------
                                                                                    (a) Sole   (b) Shared-   (c) Shared-
                                                                                               As defined    Other
                                                                                               in instr. V.
----------------------------------------------------------------------------------------------------------------------------
 KASPER A.S.L. LTD     Common       485808109    2,622,385          975,771               X
----------------------------------------------------------------------------------------------------------------------------
 LENNOX                Common       526107107    2,195,375          250,900               X
 INTERNATIONAL INC.
----------------------------------------------------------------------------------------------------------------------------
 NSM STEEL             Warrants                          0       26,906,435               X
----------------------------------------------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV    Warrants     710847112            0            9,953               X
 CORP.
----------------------------------------------------------------------------------------------------------------------------
 THOUSAND TRAILS,      Common       885502104      435,679           89,370               X
 INC.
----------------------------------------------------------------------------------------------------------------------------
 TRUMP HOTELS &        Common       898168109    4,930,000        1,577,600               X
 CASINO RESORTS, INC.
----------------------------------------------------------------------------------------------------------------------------
 VION                  Common       927624106      887,500           50,000               X
 PHARMACEUTICALS
 INC.
----------------------------------------------------------------------------------------------------------------------------
 WALTER INDUSTRIES     Common       93317Q105   15,244,025        1,966,971               X
 INC.
----------------------------------------------------------------------------------------------------------------------------
 COLUMN TOTALS                                  26,314,964         31827000
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 AGGREGATE TOTALS                              104,577,388         49944836
----------------------------------------------------------------------------------------------------------------------------

                                                        ------------------------------
Page 2 of 2                                                  (SEC USE ONLY)
--------------------------------------------------------------------------------------
     Item 1:                Item 7:                       Item 8
  Name of Issuer           Managers               Voting Authority (Shares)
                         See Instr. V
--------------------------------------------------------------------------------------
                                          (a) Sole     (b) Shared      (c) None


--------------------------------------------------------------------------------------
 KASPER A.S.L. LTD                              X
--------------------------------------------------------------------------------------
 LENNOX                                         X
 INTERNATIONAL INC.
--------------------------------------------------------------------------------------
 NSM STEEL                                      X
--------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV                             X
 CORP.
--------------------------------------------------------------------------------------
 THOUSAND TRAILS,                               X
 INC.
--------------------------------------------------------------------------------------
 TRUMP HOTELS &                                 X
 CASINO RESORTS, INC.
--------------------------------------------------------------------------------------
 VION                                           X
 PHARMACEUTICALS
 INC.
--------------------------------------------------------------------------------------
 WALTER INDUSTRIES                              X
 INC.
--------------------------------------------------------------------------------------
 COLUMN TOTALS
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 AGGREGATE TOTALS
--------------------------------------------------------------------------------------